GENERAL AND ADMINISTRATIVE EXPENSE - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense	$ 44,584	$ 49,532	$ 49,943
Share-based compensation expense	12,999	23,321	25,840
General and administrative expense	$ 57,583	$ 72,853	$ 75,783